Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Parentheticals) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Brazilian Tax rate	34.00%
Income tax benefit	$ (2,332)	$ 3,107	$ (4,025)
BRAZIL
Statements [Line Items]
Corporate tax rate	25.00%
Percentage Of Social Contribution On Net Profits rate	9.00%
UNITED STATES
Statements [Line Items]
Corporate tax rate	21.00%
Accumulated net operating losses	$ 51,350	64,867
Income tax benefit	$ 10,783	13,622
UNITED KINGDOM
Statements [Line Items]
Corporate tax rate	25.00%
Accumulated net operating losses	$ 74,100	69,902
Income tax benefit	$ 18,525	$ 17,475
ARGENTINA
Statements [Line Items]
Corporate tax rate	35.00%
COLOMBIA
Statements [Line Items]
Corporate tax rate	35.00%